5. NOTES PAYABLE AND CONVERTIBLE NOTES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Long term debt
	March 31, 2016 (UNAUDITED)	December 31, 2015

Goldman Sachs - Tranche A Term Loan - LIBOR Interest	$40,000,000	$40,000,000
Goldman Sachs - Revolver	2,150,000	-
Goldman Sachs - MDTL	-	-
Convertible Notes Payable	1,250,000	1,250,000
Capitalized lease - financing company, secured by equipment	33,882	37,097
Equipment loans	364,764	395,118
Notes payable to seller of Meridian, subordinated debt	1,475,000	1,475,000
Less: debt discount	(2,040,460)	(2,152,603)
Total debt	43,233,186	41,004,612
Less: current portion	(268,994)	(417,119)
Long term debt less current portion	$42,964,192	$40,587,493

	December 31, 2015	December 31, 2014

Debt payable to Comerica Bank, senior debt	$-	$8,708,333
Debt payable to Praesidian Capital Opportunity Fund III, senior lender	-	-
Debt payable to Praesidian Capital Opportunity Fund III-A, senior lender	-	-
Goldman Sachs - Tranche A Term Loan - LIBOR Interest	40,000,000	-
Goldman Sachs - Revolver	-	-
Goldman Sachs - MDTL	-	-
Convertible Notes Payable	1,250,000	-
Capitalized lease - financing company, secured by equipment,	37,097
Equipment loans	395,118	-
Notes payable to seller of Meridian, subordinated debt	1,475,000	1,475,000
Less: debt discount	(2,152,603)	-
Total debt	41,004,611	10,183,333
Less: current portion	(417,119)	(1,357,143)
Long term debt less current portion	$40,587,493	$8,826,190

Schedule of fund distribution

These funds were distributed as follows:

Payoff of short term bridge financing	$432,938
Payoff of lines of credit with Commerica Bank	1,745,799
Payoff of senior debt to Comerica Bank	7,953,433
Refinancing fees	712,830
$10,845,000

The funds to payoff the Praesidian notes were distributed as follows:

Aggregate outstanding principal balance of the Notes	$10,845,043
Aggregate accrued but unpaid interest on the Notes	82,844
Prepayment Premium	325,351
Accrued PIK	9,941
Tax Liability	150,000
Accrued but unpaid fees and expenses	4,000
Payoff Amount	$11,417,179

On August 6, 2015, the Company refinanced its long-term debt payable to Comerica Bank. Proceeds from notes issued by the Company to Praesidian Capital Opportunity Fund III, LP and Praesidian Capital Opportunity Fund III-A, LP (together referred to as Praesidian) were $10,845,000. These funds were distributed as follows:

Payoff of short term bridge financing	$432,938
Payoff of lines of credit with Commerica Bank	1,745,799
Payoff of senior debt to Comerica Bank	7,953,433
Refinancing fees	712,830
$10,845,000

The proceeds of the loans were used to partially fund the acquisitions referenced above and refinance existing debt with Praesidian, among other things. The funds to payoff the Praesidian notes were distributed as follows:

Aggregate outstanding principal balance of the Notes	$10,845,043
Aggregate accrued but unpaid interest on the Notes	82,844
Prepayment Premium1	325,351
Accrued PIK	9,941
Tax Liability	150,000
Accrued but unpaid fees and expenses	4,000
Payoff Amount	$11,417,179

Schedule of Fair value calculation
	March 31, 2016	December 31, 2015
Purchase Price	$450,000	$450,000
Time to expiration	12/22/2023	12/22/2023
Risk-free interest rate	1.60%	2.15%
Estimated volatility	45%	45%
Dividend	0%	0%
Stock price on March 31, 2016	$1.80	$1.90
Expected forfeiture rate	0%	0%

The key inputs used in the December 22, 2015 fair value calculations were as follows:

December 22, 2015
Current exercise price	$0.025
Time to expiration	8/6/2016
Risk-free interest rate	0.33%
Estimated volatility	230%
Dividend	0%
Stock price on December 22, 2015	$1.50
Expected forfeiture rate	0%

The key inputs used in the December 22, and December 31, 2015 fair value calculations were as follows:

December 22, 2015
Purchase Price	$450,000
Time to expiration	12/22/2023
Risk-free interest rate	2.11%
Estimated volatility	45%
Dividend	0%
Stock price on December 22, 2015	$1.50
Expected forfeiture rate	0%

December 31, 2015
Purchase Price	$450,000
Time to expiration	12/22/2023
Risk-free interest rate	2.15%
Estimated volatility	45%
Dividend	0%
Stock price on December 31, 2015	$1.90
Expected forfeiture rate	0%

Schedule of Change in the market value
Fair value of warrants @ December 31, 2015	$2,820,000

Unrealized gain on derivative liability	(180,000)

Fair value of warrants @ March 31, 2016	$2,640,000

Fair value of warrants @ December 31, 2014	$-

Issuance of Praesdian warrants @ August 6, 2015	904,427

Unrealized loss on derivative liability	1,004,213

Cancellation of Praesidian warrants @ December 22, 2015	(1,908,640)

Issuance of Goldman warrants @ December 22, 2015	2,160,000

Unrealized loss on derivative liability	660,000

Fair value of warrants @ December 31, 2015	$2,820,000